Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In response to Item 402(x)(1), during fiscal year 2025, we did not grant any stock option or stock appreciation right awards granted to any of our NEOs within a period starting four business days before and ending one business day after the filing or furnishing of a quarterly report on Form 10-Q, an annual report on Form 10-K or a current report on Form 8-K that discloses material nonpublic information. If in the future we anticipate granting stock options, stock appreciation rights, or similar option-like instruments, we will take into account the timing of material non-public information so that we do not make any such grants close in time to the release of material non-public information.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we did not grant any stock option or stock appreciation right awards granted to any of our NEOs within a period starting four business days before and ending one business day after the filing or furnishing of a quarterly report on Form 10-Q, an annual report on Form 10-K or a current report on Form 8-K that discloses material nonpublic information.